Description of the Plan and Accounting Policies (Details) - EBP 38-0572512-001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
EBP, Requisite Service Period	30 days
EBP, Maximum Discounted Purchase Price	85.00%
EBP, Investment, Purchased, Number of Shares	1,020,641	1,070,713	1,334,460
EBP, Shares reserved for future use	2,333,889
EBP, Investment, Number of Shares	7,402,525
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	10.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 25,000
EBP, employees owning shares, voting power	5.00%